Annual Fund Operating Expenses - Nationwide Investor Destinations Moderately Aggressive Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	0.88%
Class C Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	1.60%
Class R Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	1.20%
Class R6 Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	0.54%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	0.61%
Service Class Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	0.94%